RELATED PARTY TRANSACTIONS - Disclosure of detailed information about management and board compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Related party transactions [abstract]
Salaries and consulting fees	$ 2,953	$ 2,521
Share-based compensation	2,750	5,155
Total key management compensation	$ 5,703	$ 7,676